Intangible assets (Tables)	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Schedule of Intangible Assets

(CHF in millions)	Patents, licenses and other rights	Software	Goodwill	Total

Cost at January 1, 2025	71.8	32.1	1.8	105.7
Accumulated Depreciation at January 1, 2025	(24.3)	(23.1)	—	(47.4)
Net book value at January 1, 2025	47.5	9.0	1.8	58.3

Six month period ended June 30, 2025
Opening net book value	47.5	9.0	1.8	58.3
Additions	1.0	1.2	—	2.2
Depreciation	(2.5)	(2.6)	—	(5.1)
Net book value at June 30, 2025	46.0	7.5	1.8	55.3

Cost at June 30, 2025	72.8	33.2	1.8	107.8
Accumulated Depreciation at June 30, 2025	(26.8)	(25.7)	—	(52.5)
Net book value at June 30, 2025	46.0	7.5	1.8	55.3

Cost at January 1, 2026	74.5	35.0	1.8	111.3
Accumulated Depreciation at January 1, 2026	(29.4)	(27.7)	—	(57.1)
Net book value at January 1, 2026	45.1	7.3	1.8	54.2

Six month period ended June 30, 2026
Opening net book value	45.1	7.3	1.8	54.2
Additions	1.8	3.5	—	5.3
Depreciation	(2.7)	(1.9)	—	(4.7)
Currency Translation	0.7	0.1	—	0.9
Net book value at June 30, 2026	44.9	9.0	1.8	55.8

Cost at June 30, 2026	77.5	39.2	1.8	118.4
Accumulated Depreciation at June 30, 2026	(32.5)	(30.1)	—	(62.6)
Net book value at June 30, 2026	44.9	9.0	1.8	55.8